Net Income (Loss) Per Share - Summary of Computation of Basic EPS and Diluted EPS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator
Net income (loss) attributable to Viking Holdings Ltd	$ 152,331	$ (1,850,572)	$ 414,719
Net income (loss) allocated to shares other than ordinary shares and special shares	20,550	(869,527)	169,369
Net income (loss) allocated to ordinary shares and special shares - Basic	131,781	(981,045)	245,350
Dilutive adjustments			(714,349)
Reallocation of income	326		171,798
Net income (loss) allocated to ordinary shares and special shares - Diluted	$ 132,107	$ (981,045)	$ (297,201)
Denominator
Weighted average ordinary shares and special shares	364,015	221,936	221,936
Dilutive effect of conversion of Series C Preference Shares to ordinary shares			184,267
Dilutive effect of RSUs and stock options	2,694
Weighted average ordinary shares and special shares - Diluted	366,709	221,936	406,203
Basic EPS	$ 0.36	$ (4.42)	$ 1.11
Diluted EPS	$ 0.36	$ (4.42)	$ (0.73)